Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only)
Note 21:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash and due from banks	$4,334,876	$4,805,757
Investment in common stock of subsidiary	36,548,233	30,537,330
Loan receivable from subsidiary	360,973	395,333
Other assets	100,974	128,292

Total assets	$41,345,056	$35,866,712

Liabilities
Other liabilities	$179,633	$188,562

Stockholders’ Equity	41,165,423	35,678,150

Total liabilities and stockholders’ equity	$41,345,056	$35,866,712

Condensed Statements of Income

	Year Ending December 31,
	2011	2010
Income
Dividends from subsidiary	$300,000	$132,312
Other income	26,491	15,318

Total income	326,491	147,630

Expenses
Other expenses	263,675	213,855

Income (Loss) Before Income Tax and Equity in Undistributed Income of Subsidiary	62,816	(66,225)

Income Tax Benefit	(95,514)	(77,072)

Income Before Equity in Undistributed Income of Subsidiary	158,330	10,847

Equity in Undistributed Income of Subsidiary	3,127,353	2,055,613

Net Income	$3,285,683	$2,066,460

Condensed Statements of Cash Flows

	Year Ending December 31,
	2011	2010
Operating Activities
Net income	$3,285,683	$2,066,460
Items not providing cash, net	(3,127,352)	(2,055,613)
Change in other assets and liabilities, net	18,390	153,784

Net cash provided by operating activities	176,721	164,631

Investing Activity
Net loan proceeds to subsidiary	—	(395,334)
Capital infusion to subsidiary	—	(4,700,000)
Loan payment from subsidiary	34,360	—

Net cash provided by (used in) investing activities	34,360	(5,095,334)

Financing Activities
Dividends paid	(578,196)	(420,871)
Stock repurchase	(138,000)	—
Merger of Jacksonville Bancorp, MHC	—	789,092
Net proceeds from stock offering	—	9,223,105
Cash paid for fractional shares in exchange	—	(1,529)
Exercise of stock options	34,236	—

Net cash provided by (used in) financing activities	(681,962)	9,589,797

Net Change in Cash and Cash Equivalents	(470,881)	4,659,094

Cash and Cash Equivalents at Beginning of Year	4,805,757	146,663

Cash and Cash Equivalents at End of Year	$4,334,876	$4,805,757

Common Stock Information

Our common stock is traded on the Nasdaq Capital Market under the symbol “JXSB”.  As of December 31, 2011, we had approximately 789 stockholders of record, including brokers, who held 1,920,955 shares of our outstanding shares of common stock.

The following table sets forth market price and dividend information for our common stock for the two years in the period ending December 31, 2011.

	Price Per Share		Cash
	High	Low	Dividend Declared

2011

Fourth quarter	$14.00	$13.08	$0.075
Third quarter	13.93	12.50	0.075
Second quarter	12.75	12.35	0.075
First quarter	12.90	10.78	0.075

2010

Fourth quarter	$11.13	$9.90	$0.075
Third quarter	11.15	9.51	0.075
Second quarter	13.83	10.48	0.075
First quarter	15.97	8.99	0.075

For a discussion of the restrictions on the Company’s ability to pay dividends, see Note 12 to the Consolidated Financial Statements.

Directors and Executive Officers

Directors	Executive Officers
Andrew F. Applebee Chairman of the Board	Andrew F. Applebee Chairman of the Board
Richard A. Foss President and Chief Executive Officer	Richard A. Foss President and Chief Executive Officer
John C. Williams Senior Vice President and Trust Officer	John C. Williams Senior Vice President and Trust Officer
John M. Buchanan Certified Funeral Service Practitioner Buchanan & Cody Funeral Home and Crematory, Inc.	John D. Eilering Vice President – Operations / Corporate Secretary
Harmon B. Deal, III Investment Advisor L.A. Burton & Associates	Laura A. Marks Senior Vice President – Retail Banking
John L. Eyth Certified Public Accountant Zumbahlen Eyth Surratt Foote & Flynn, Ltd.	Chris A. Royal Senior Vice President and Chief Lending Officer
Dean H. Hess Self-employed farmer	Diana S. Tone Chief Financial Officer and Compliance Officer
Emily J. Osburn Retired radio station manager

Corporate Information

Corporate Headquarters	Transfer Agent

1211 West Morton	Hickory Point Bank & Trust, fsb
Jacksonville, Illinois 62650	P.O. Box 2557
(217) 245-4111	Decatur, Illinois 62525-2557
Website: www.jacksonvillesavings.com	(217) 872-6373
E-mail: info@jacksonvillesavings.com

Special Counsel	Independent Registered Public Accounting Firm

Luse Gorman Pomerenk & Schick, P.C.	BKD, LLP
5335 Wisconsin Ave., N.W., Suite 780	225 North Water Street, Suite 400
Washington, D.C. 20015	Decatur, Illinois 62525-1580
(202) 274-2000	(217) 429-2411

Annual Meeting

The Annual Meeting of the Stockholders will be held April 24, 2012 at 1:30 p.m., central time, at our main office at 1211 West Morton, Jacksonville, Illinois.

General Inquiries

A copy of our Annual Report to the SEC on Form 10-K may be obtained without charge by written request of stockholders to Diana Tone or by calling us at (217) 245-4111.  The Form 10-K is also available on our website at www.jacksonvillesavings.com.  Our Code of Ethics, Nominating and Corporate Governance Committee Charter, and Beneficial Ownership reports of our directors and executive officers are also available on our website.

FDIC Disclaimer

This Annual Report has not been reviewed or confirmed for accuracy or relevance by the FDIC.